Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) (USD $)	12 Months Ended
	Jun. 25, 2014 Restaurants	Jun. 26, 2013 Restaurants
Fair Value Disclosures [Line Items]
Number Of Underperforming Restaurants	9	3
Carrying Value Of Impaired Long Lived Assets	$ 5,800,000	$ 5,600,000
Fair value of impaired long-lived asset	1,342,000	333,000
Impairment of Long-Lived Assets Held-for-use	4,500,000	5,300,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	8,860,000
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Carrying Value Of Impaired Long Lived Assets		300,000
Fair value of impaired long-lived asset	0	100,000
Impairment of Long-Lived Assets Held-for-use	0	200,000
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	100,000
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	1,342,000	333,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	8,860,000
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 0	$ 0